Other Liabilities - Significant actuarial assumptions (Details) - Foreign defined benefit plan - employee	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan
Discount rate (as a percent)	1.18%	1.37%
Inflation rate (as a percent)	1.50%	1.50%
Salary growth rate (as a percent)	1.50%	1.50%
Labor turnover rate (as a percent)	2.65%	2.65%
Probability of request of advances of TFR (as a percent)	1.50%	1.50%
Percentage required in case of advance (as a percent)	70.00%	70.00%
Number of employees with TFR	1,485	1,421
Average age (in years)	47 years	46 years
Average seniority (in years)	20 years	20 years